Document and Entity Information	Jan. 26, 2022
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001850266
Document Type	8-K/A
Document Period End Date	Jan. 26, 2022
Entity Registrant Name	Social Capital Suvretta Holdings Corp. I
Entity Incorporation State Country Code	E9
Entity File Number	001-40558
Entity Tax Identification Number	98-1586159
Entity Address, Address Line One	2850 W. Horizon Ridge Parkway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89052
City Area Code	(650)
Local Phone Number	521-9007
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A ordinary shares, $0.0001 par value per share
Trading Symbol	DNAA
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment amends the Current Report on Form 8-K of Social Capital Suvretta Holdings Corp. I, filed with the Securities and Exchange Commission (the “SEC”) on January 26, 2022, in which Social Capital Suvretta Holdings Corp. I reported, among other events, the execution of the Merger Agreement (as defined below).